Inventories - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Line Items]
Inventories pledged as security for liabilities		£ 2
Inventory write-offs	£ 215	309	£ 255
Japan
Classes Of Inventories [Line Items]
Inventory write-offs		47
Restructuring | Indonesia
Classes Of Inventories [Line Items]
Inventory write-offs		£ 24